MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES [Abstract]
Schedule of detailed information about basis of consolidation
As of December 31, 2023, and 2022, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):
Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
		2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Grupo Crédito S.A. and Subsidiaries (i)	Holding, Peru	100.00	100.00	213,520,111	211,585,283	181,336,108	181,786,223	32,184,003	29,799,060	4,562,831	4,598,002
Pacífico Compañía de Seguros y Reaseguros S.A and Subsidiaries (ii)	Insurance, Peru	98.86	98.86	16,549,171	15,895,361	13,443,688	13,486,189	3,105,483	2,409,172	803,384	460,326
Atlantic Security Holding Corporation and Subsidiaries (iii)	Capital Markets, Cayman Islands	100.00	100.00	6,870,781	9,536,197	5,729,744	7,643,879	1,141,037	1,892,318	474,780	228,474
Credicorp Capital Ltd. and Subsidiaries (iv)	Capital Markets and asset management, Bermuda	100.00	100.00	5,817,259	4,504,629	4,655,097	3,559,262	1,162,162	945,367	(135,495)	31,089
CCR Inc.(v)	Special purpose Entity, Bahamas	100.00	100.00	347	388	69	4	278	384	(106)	(646)

(i)
Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. we present the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
		2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Banco de Crédito del Perú and Subsidiaries (a)	Banking, Peru	97.74	97.74	193,804,856	193,278,232	168,645,448	170,005,995	25,159,408	23,272,237	4,583,662	4,683,775
Inversiones Credicorp Bolivia S.A. and Subsidiaries (b)	Banking, Bolivia	99.92	99.92	13,558,260	12,740,036	12,740,067	11,826,789	818,193	913,247	84,898	80,377
Prima AFP (c)	Private pension fund administrator, Peru	100.00	100.00	740,728	734,966	240,656	238,177	500,072	496,789	149,549	109,511
Tenpo SpA and Subsidiaries (d)	Holding, Chile	100.00	100.00	387,355	242,754	185,502	90,186	201,853	152,568	(111,692)	(124,748)

a)
BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Perú, hereinafter “the SBS”).

Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Perú oriented towards the micro and small business sector. As of December 31, 2023, the assets, liabilities, equity and net result of Mibanco amount to approximately S/16,897.8 million, S/13,902.2 million, S/2,995.6 million and S/203.8 million, respectively (S/17,225.4 million, S/14,444.8 million, S/2,780.6 million, and S/424.9 million, respectively December 31, 2022).

b)
Inversiones Credicorp Bolivia S.A. (hereinafter  “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.

Its principal Subsidiary is Banco de Crédito de Bolivia (hereinafter “BCB”), a commercial bank which operates in Bolivia. As of December 31, 2023, the assets, liabilities, equity and net result of BCB were approximately S/13,500.9 million, S/12,612.3 million, S/888.6 million and S/83.1 million, respectively (S/12,697.8 million, S/ 11,838.0 million, S/859.8 million and S/68.0 million, respectively as of December 31, 2022).
c)	Prima AFP is a private pension fund and its activities are regulated by the SBS.

d)
Tenpo SpA (hereinafter “Tenpo”, before “Krealo SpA”) was established in Chile in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”).

(ii)
Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)
Its most important subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank on August 2021, was established in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.

(iv)
Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Holding Colombia S.A.S. and Subsidiaries (a)	100.00	100.00	4,803,072	2,889,479	3,997,781	2,322,263	805,291	567,216	(163,342)	16,198
Credicorp Capital Holding Chile and Subsidiaries (b)	100.00	100.00	681,338	1,194,663	502,248	1,000,676	179,090	193,987	(10,716)	12,658
Credicorp Capital Holding Perú S.A. and Subsidiaries (c)	100.00	100.00	296,083	374,768	149,459	230,261	146,624	144,507	4,318	5,268

a)
Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.

Its main subsidiaries are Credicorp Capital Colombia S.A, which was acquired in Colombia in 2012 and merged with Ultraserfinco S.A. In June 2020, this subsidiary is oriented to the activities of commission agents and securities brokers. Likewise, Mibanco Colombia (before Banco Compartir S.A.) was acquired in 2019 and merged with Edyficar S.A.S. in October 2020, this subsidiary is oriented to grant credits to the micro and small business sector. As of December 31, 2023, Credicorp Holding Colombia has recognized an impairment of the goodwill of Mibanco Colombia for S/64.1 million (Credicorp’s equity holders), see note 10(b). As of December 31, 2023, and 2022, the direct and indirect interest held by Credicorp and the assets, liabilities, equity and net income were:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	%	%	S/000	S/000	S/000	S/000	S/000	S/000	S/000	S/000

Credicorp Capital Colombia S.A.	100.00	100.00	2,328,169	1,050,130	2,123,915	898,518	204,254	151,612	37,120	33,045
MiBanco – Banco de la Microempresa de Colombia S.A.	85.58	85.58	2,113,333	1,530,270	1,848,607	1,289,569	264,726	240,701	(72,608)	13,513

b)
Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.

c)
Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.

(v)
CCR Inc. was incorporated in the year 2000. Its main activity is to manage funding granted to BCP by foreign financial entities or investors. These loans matured in the course of 2022 and were guaranteed by transactions carried out by BCP.

Estimated useful lives of intangible assets
Intangible assets identified as a result of the acquisition of subsidiaries are recognized in the consolidated statement of financial position at their estimated market value determined on the acquisition date and are amortized using the straight-line method over their estimated useful life, as follows:
Estimated useful life in years

Client relationship - Prima AFP (AFP Unión Vida)	20.0
Client relationship – Credicorp Capital Holding Chile (Inversiones IMT)	22.0
Client relationship - Edyficar Peru	10.0
Client relationship - Ultraserfinco	9.2
Client relationship – Mibanco	7.0
Brand - Mibanco	25.0
Brand – Joinnus	20.0
Brand - Culqi	5.0
Fund manager contract - Credicorp Capital Colombia	20.0 and 28.0
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	11.0 and 24.0
Fund manager contract - Ultraserfinco	23.0
Core deposits - Mibanco	6.0
Others	Between 2.0 and 7.5